Advance to suppliers, net (Tables)	6 Months Ended
Dec. 31, 2025
Disclosure Text Block Supplement [Abstract]
Schedule of Advance to Suppliers
	As of December 31,	As of June 30,
	2025	2025
	US$	US$

Prepayment to suppliers	863,591	-
Total	863,591	-